SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
NOTE 7. SUBSEQUENT EVENTS

Between July 1, 2012 and August 16, 2012 the Company sold 1,318,863 shares of its common stock, at a price of $0.70 per share, to a group of private investors.

During July 2012 the Company issued 105,000 shares of its common stock to consultants in exchange for services rendered.

NOTE 7.              SUBSEQUENT EVENTS

In April 2012 the Company purchased 9,125,500 of the Company’s common stock from an unrelated third party for $9,126.

During April 2012 the Company issued 210,000 shares of its common stock to an officer and employee of the Company in exchange for services rendered at a price of $0.02 per share.

During April, 2012 the Company sold 1,000,000 shares of its common stock to a group of private investors for $51,250.

In April 2012 the Company sold 8,367,850 shares of its common stock to its officers, directors and private investors for $173,902.

In April 2012, the Company entered into a farmout agreement with a related party pertaining to a 200-acre lease in Milam County, Texas at a price of $475,000. As of June 30, 2012, the Company had commenced drilling of five wells on the lease. The total amount incurred for the drilling of the five wells was $1,375,000 as of June 30, 2012.

Between May 1, 2012 and August 31, 2012 the Company sold 5,531,798 shares of its common stock, at a price of 0.70 per share, to a group of private investors. A director in the Company purchased 250,000 of these shares.